Expense Example, No Redemption - No Load - Salient Global Real Estate Fund	May 01, 2021 USD ($)
Investor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,190
Expense Example, No Redemption, 10 Years	2,645
Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	$ 2,285